Inventories:	6 Months Ended
Jun. 30, 2020
Inventory Disclosure [Abstract]
Inventories:	4. Inventories: The amounts shown in the consolidated balance sheets are analyzed as follows:
	December 31, 2019	June 30, 2020
Lubricants	$12,293	$12,896
Bunkers	38,860	34,276
Total	$51,153	$47,172